DEFINED BENEFIT PENSION OBLIGATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 833,487
Actuarial gain (loss) on pension	165,997	$ (183,928)
Benefit obligation at end of year	733,778	833,487
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plans' assets at end of year	1,900,000
Swiss Defined Benefit Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	2,425,080	1,552,570
Service cost	130,409	95,294
Interest cost	4,642	3,314
Actuarial gain (loss) on pension	99,114	219,914
Benefits paid	40,351	352,875
Plan participant's contributions	85,481	70,034
Plan amendments	(50,138)	(33,189)
Exchange rate changes	(73,082)	164,268
Benefit obligation at end of year	2,661,857	2,425,080
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plans' assets at beginning of year	1,591,593	984,102
Actual return on plans' assets	214,423	47,431
Employer contributions	42,654	31,810
Benefits paid	40,351	352,875
Plan participant's contributions	85,481	70,034
Foreign currency translation adjustments	(46,423)	105,341
Fair value of plans' assets at end of year	1,928,079	1,591,593
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Underfunded net benefit obligation	$ (733,778)	$ (833,487)